Other Assets, Net (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2010 squaremeters
OTHER ASSETS, NET: [Abstract]
Area of office building			56,549
Prepayment for an office building	$ 0	$ 126,004